Restructuring Programs	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring Programs
3. RESTRUCTURING PROGRAMS
The Company’s restructuring and margin improvement activities are part of an enterprise-wide transformation to improve long-term profitability of the Company. These activities are aggregated into three categories: (1) TreeHouse 2020 – a long-term growth and margin improvement strategy; (2) Structure to Win – an operating expenses improvement program; and (3) other restructuring and plant closing costs (collectively the “Restructuring Programs”).

The costs by activity for the Restructuring Programs are outlined below:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
TreeHouse 2020	$89.5	$118.4	$51.4
Structure to Win	15.9	44.1	—
Other restructuring and plant closing costs	—	4.2	22.2
Total Restructuring Programs	$105.4	$166.7	$73.6

Expenses associated with these programs are recorded in Cost of sales, General and administrative, and Other operating expense, net in the Consolidated Statements of Operations.  The Company does not allocate costs associated with Restructuring Programs to reportable segments when evaluating the performance of its segments.  As a result, costs associated with Restructuring Programs are not presented by reportable segment. See Note 22 for more information.

Below is a summary of costs by line item for the Restructuring Programs:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Cost of sales	$4.4	$13.3	$35.5
General and administrative	1.7	4.3	—
Other operating expense, net	99.3	149.1	38.1
Total	$105.4	$166.7	$73.6

The table below presents the exit cost liability activity as of December 31, 2019:

	Severance	Other Costs	Total Liabilities
	(In millions)
Balance as of December 31, 2018	$19.3	$2.6	$21.9
Expenses recognized	9.1	—	9.1
Cash payments	(22.8)	—	(22.8)
Reclassification due to adoption of ASU 2016-02	—	(2.6)	(2.6)
Balance as of December 31, 2019	$5.6	$—	$5.6

Liabilities as of December 31, 2019 associated with total exit cost reserves relate to severance. The severance liability is included in Accrued expenses in the Consolidated Balance Sheets. Other costs represent early lease termination liabilities. As part of the Company's adoption of ASU 2016-02, these lease termination liabilities were offset with the initial right-of-use asset at transition. Refer to Note 4 for additional information.
(1) TreeHouse 2020
In the third quarter of 2017, the Company announced TreeHouse 2020, a program intended to accelerate long-term growth through optimization of our manufacturing network, transformation of our mixing centers and warehouse footprint, and leveraging of systems and processes to drive performance.  The Company’s workstreams related to these activities and selling, general, and administrative cost reductions will increase our capacity utilization, expand operating margins, and streamline our plant structure to optimize our supply chain. This program began in 2017 and will be executed through 2020.  The table below shows key information regarding the Company's announced plant closures, a component of the broader TreeHouse 2020 program:

Facility Location	Date of Closure Announcement	Full Facility Closure	Primary Products Produced	Primary Segment(s) Affected	Total Costs to Close	Total Cash Costs to Close
					(In millions)
Brooklyn Park, Minnesota	August 3, 2017	Completed in Q4 2017	Dry Dinners	Meal Preparation	$16.1	$9.6
Plymouth, Indiana	August 3, 2017	Completed in Q4 2017	Pickles	Meal Preparation	9.3	3.8
Visalia, California	February 15, 2018	Q1 2019	Pretzels	Snacking & Beverages	22.1	8.8
					$47.5	$22.2

Expenses associated with the Company's Dothan, Alabama; Battle Creek, Michigan; and Minneapolis, Minnesota facility closures are classified within Net loss from discontinued operations and are excluded from the table above. Total costs to close these three facilities were $29.7 million.

During the third quarter of 2018, the Company announced the closure of its Omaha, Nebraska office by January 31, 2019. This closure was completed during the first quarter of 2019.

Below is a summary of the overall TreeHouse 2020 program costs by type:

	Year Ended December 31,			Cumulative Costs To Date	Total Expected Costs
	2019	2018	2017
		(In millions)
Asset-related	$2.9	$9.2	$33.0	$45.1	$45.1
Employee-related	10.8	36.2	9.1	56.1	57.3
Other costs	75.8	73.0	9.3	158.1	184.4
Total	$89.5	$118.4	$51.4	$259.3	$286.8

For the years ended December 31, 2019, 2018, and 2017, asset-related primarily consisted of accelerated depreciation; employee-related costs primarily consisted of dedicated project employee cost, severance, and retention; and other costs primarily consisted of consulting costs. Asset-related costs are included in Cost of sales while employee-related and other costs are primarily included in Other operating expense, net of the Consolidated Statements of Operations.

(2) Structure to Win

In the first quarter of 2018, the Company announced an operating expenses improvement program (“Structure to Win”) designed to align our organization structure with strategic priorities.  The program is intended to drive operational effectiveness, cost reduction, and position the Company for growth with a focus on a lean customer focused go-to-market team, centralized supply chain, and streamlined administrative functions.

Below is a summary of costs by type associated with the Structure to Win program:

	Year Ended December 31,		Cumulative Costs To Date	Total Expected Costs
	2019	2018
		(In millions)
Asset-related	$1.8	$2.1	$4.0	$4.0
Employee-related	4.8	21.4	26.1	26.2
Other costs	9.3	20.6	29.9	30.2
Total	$15.9	$44.1	$60.0	$60.4

For the years ended December 31, 2019 and 2018, asset-related costs primarily consisted of accelerated depreciation, employee-related costs primarily consisted of severance and retention, and other costs primarily consisted of consulting services. Asset-related costs are included in General and administrative expense and the employee-related and other costs are included in Other operating expense, net of the Consolidated Statements of Operations. There were no costs related to this program during the year ended December 31, 2017.

During the first quarter of 2019, the Company announced the closure of its St. Louis, Missouri office by June 28, 2019. This closure was completed during the second quarter of 2019.

Other Restructuring and Plant Closing Costs — The Company continually analyzes its plant network to align operations with the current and future needs of its customers. Facility closure decisions are made when the Company identifies opportunities to lower production costs or eliminate excess manufacturing capacity while maintaining a competitive cost structure, service levels, and product quality. Expenses associated with facility closures are primarily aggregated in Other operating expense, net of the Consolidated Statements of Operations, with the exception of asset-related costs, which are recorded in Cost of sales.

Below is a summary of costs by type associated with the other restructuring and plant closing costs:

	Year Ended December 31,
	2018	2017
	(In millions)
Asset-related	$1.3	$1.3
Employee-related	—	3.2
Other closure costs	0.3	11.8
Total	$1.6	$16.3

For the year ended December 31, 2018, asset-related costs primarily consisted of inventory dispositions. For the year ended December 31, 2017, asset-related costs consisted of accelerated depreciation; employee-related costs primarily consisted of severance; and other costs primarily consisted of third-party costs. Asset-related costs are included in Cost of sales and employee-related and other closure costs are recorded in Other operating expense, net in the Consolidated Statements of Operations. There were no costs associated with other restructuring and plant closing costs for the year ended December 31, 2019.

Charges related to other cost reduction activities that are not related to our plant closings above totaled $2.6 million and $5.9 million for the years ended December 31, 2018 and 2017, respectively. These charges were primarily the result of a Private Brands plant closure initiated prior to TreeHouse’s acquisition and severance-related costs.